SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
NOTE 14. SUBSEQUENT EVENTS

On July 18, 2012, the Company granted to Mr. Mark L. Baum, in connection with his services as the Chief Executive Officer, 800,000 restricted stock units “(RSUs”) outside of the Plan, pursuant to a Stand-alone Restricted Stock Unit Agreement.  The RSUs are subject to certain performance-based vesting criteria, such that 200,000 RSUs will vest upon the satisfaction of each of the following events:  (i) successful completion of a financing that results in aggregate cash proceeds to the Company of at least $5,000,000 at any time following the effective date of the grant; (ii) the Company meets the primary endpoints of its Phase 3 clinical studies for its drug candidate, Impracor; (iii) the Company submits a New Drug Application for Impracor to the U.S. Food and Drug Administration; and (iv) the Company enters into a definitive license, collaboration or similar agreement for Impracor that would reasonably be expected to generate cash flow for the Company.  The RSUs vest in full upon a change in control of the Company.

On July 18, 2012, the Company granted to Dr. Robert J. Kammer, in connection with his services as a consultant and advisor to the Company, 200,000 RSUs outside of the Plan, pursuant to a Stand-alone Restricted Stock Unit Agreement.  The RSUs are subject to certain performance-based vesting criteria, such that all 200,000 RSUs will vest when the Company meets the primary endpoints of its Phase 3 clinical studies for its drug candidate, Impracor.  The RSUs vest in full upon a change in control of the Company.

Effective as of July 18, 2012, our Board of Directors and stockholders approved an amendment to the Plan to increase the number of shares available for issuance under the Plan from 3,750,000 to 12,000,000 and to increase the per person limit on the maximum number of shares of the Company’s common stock that may be granted to an individual under the Plan in a calendar year.  Stockholder approval of the amendment will become effective when the Company has complied with certain notice requirements under the Exchange Act.

On July 24, 2012, the Company entered an Amended and Restated Employment Agreement with Mr. Mark L. Baum, its Chief Executive Officer (the “Amended Baum Employment Agreement”), which amends and restates in its entirety the employment agreement entered into with Mr. Baum on April 1, 2012 concurrently with his appointment as the Company’s Chief Executive Officer. Under the terms of the Amended Baum Employment Agreement, Mr. Baum will become eligible to receive certain severance benefits as set forth in such agreement, which include severance pay equal to the sum of Mr. Baum’s annual base salary and annual bonus, upon the Company’s completion of a financing resulting in aggregate cash proceeds to the Company of at least $5,000,000. Once Mr. Baum becomes eligible to receive such severance benefits, Mr. Baum would be entitled to such benefits in the event of a termination of Mr. Baum by the Company without cause (as defined in such agreement) or due to Mr. Baum’s death or disability. Mr. Baum’s base annual salary and annual bonus were not modified.

On July 24, 2012, the Company entered an Amendment to Advisory Agreement with Dr. Kammer (the “Advisory Agreement Amendment”), in order to amend certain provisions of the Advisory Agreement entered with Dr. Kammer on April 1, 2012. Pursuant to the Advisory Agreement Amendment, Dr. Kammer has agreed to not sell more than 5% of the shares of the Company’s common stock acquired as compensation under the Advisory Agreement, through the exercise of stock options or otherwise, in any monthly period without the approval of the Company’s Board of Directors.

Effective as of the close of business on July 25, 2012, Dr. Balbir Brar submitted his resignation as a director on the Board of Directors of the Company.  Dr. Brar will continue in his capacity as the President of the Company.

Effective on July 26, 2012, the Board of Directors of the Company appointed Stephen G. Austin, CPA, as a new director on the Board of the Company. Mr. Austin will serve as the chairman of the audit committee of the Board. In connection with his appointment as a director, the Board approved the issuance to Mr. Austin of an option to purchase up to 85,616 shares of the Company’s common stock under the Plan.  Such option has an exercise price of $0.90 per share, has a term of five years, and vests monthly over a period of one year commencing on January 1, 2013.  As additional compensation for his services as a director, the Company has agreed to pay Mr. Austin a quarterly cash payment of $5,000 and, as compensation for his services as the chairman of the audit committee of the Board, the Company has agreed to pay Mr. Austin a quarterly cash payment of $1,250.